FINANCE RECEIVABLES - Finance Receivables, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales	$ 290.5	$ 81.9	$ 308.2
Loans Receivable Held-for-sale, Net, Not Part of Disposal Group	4.7
Total finance receivables, gross	242.8	353.3
Allowance for credit losses	(6.3)	(7.3)	(3.0)	$ (2.3)
Total finance receivables, net	236.5	346.0
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, gross	226.4	331.4
Allowance for credit losses	(5.9)	(6.5)	(1.9)	(1.9)
Sales-type Leases Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, gross	16.4	21.9
Allowance for credit losses	(0.4)	$ (0.8)	$ (1.1)	$ (0.4)
Prepaid Expenses and Other Current Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, net	74.0
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, net	$ 162.0